Acquisitions and divestments - Opening Balance sheet as of acquisition date (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Aug. 09, 2017	Jul. 09, 2017
Acquisitions and divestments - Text Details (Detail) [Line Items]
Goodwill	€ 8,503	€ 7,731
The Spectranetics Corporation [Member]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Goodwill				€ 1,266
Identifiable intangible assets recognised as of acquisition date			€ 670
Property, plant and equipment recognised as of acquisition date			64
Deferred tax assets recognised as of acquisition date			136
Inventory recognised as of acquisition date			35
Receivables and other current assets as of acquisition date			42
Cash and cash equivalents recognised as of acquisition date			53
Trade and other payables recognised as of acquisition date			(53)
Deferred tax liabilities recognised as of acquisition date			(253)
Assets and liabilities as of acquisition date, total			1,960
Financed by equity			€ (1,960)